Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 29, 2021
Entity Registrant Name	INDEXIQ ETF TRUST
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 30, 2021
Document Effective Date	Dec. 30, 2021
Prospectus Date	Aug. 31, 2021
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Prospectus:
Trading Symbol	QMN